Fixed Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed Assets	FIXED ASSETS
As of December 31, 2024 and 2023, the composition of property, plant, and equipment balances is as follows:

		As of December 31, 2024
	Net opening balance as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,618	327,607	(185,493)	142,114
Land	14,631	14,020	-	14,020
Equipment	67,751	371,128	(299,973)	71,155
Other	23,823	100,972	(76,415)	24,557
Total	251,823	813,727	(561,881)	251,846

		As of December 31, 2023
	Net opening balance as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,800	318,881	(173,263)	145,618
Land	15,021	14,631	-	14,631
Equipment	48,278	343,038	(275,287)	67,751
Other	28,996	99,732	(75,909)	23,823
Total	238,095	776,282	(524,459)	251,823
The changes in the value of property, plant, and equipment as of December 31, 2024 and 2023 is as follows:
i.Gross balance

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	318,881	14,631	343,038	99,732	776,282
Additions	26,515	-	29,404	7,242	63,161
Disposals	(8,967)	(493)	(10,446)	(4,389)	(24,295)
Impairment due to damage	(1,041)	-	-	-	(1,041)
Other	(7,781)	(118)	9,132	(1,613)	(380)
Balances as of December 31, 2024	327,607	14,020	371,128	100,972	813,727

2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	311,363	15,021	296,022	99,536	721,942
Additions	31,574	-	25,697	17,155	74,426
Disposals	(14,746)	(390)	(1,440)	(3,510)	(20,086)
Impairment due to damage	-	-	-	-	-
Other	(9,310)	-	22,759	(13,449)	-
Balances as of December 31, 2023	318,881	14,631	343,038	99,732	776,282
NOTE 11 - FIXED ASSETS, continued
ii.Accumulated depreciation

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	(173,263)	-	(275,287)	(75,909)	(524,459)
Depreciation charges in the period	(20,334)	-	(35,154)	(5,153)	(60,641)
Sales and disposals in the period	9,443	-	9,072	4,640	23,155
Other	(1,339)	-	1,396	7	64
Balances as of December 31, 2024	(185,493)	-	(299,973)	(76,415)	(561,881)

2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(165,563)	-	(247,744)	(70,540)	(483,847)
Depreciation charges in the period	(21,603)	-	(28,674)	(8,778)	(59,055)
Sales and disposals in the period	13,903	-	1,131	3,409	18,443
Other	-	-	-	-	-
Balances as of December 31, 2023	(173,263)	-	(275,287)	(75,909)	(524,459)